Quarterly Report
March 31, 2019
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.6%
Asset-Backed & Securitized – 4.6%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.947% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)	$2,039,405	$2,038,598
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	1,042,009	1,045,329
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	1,700,000	1,716,707
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,556,730
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,441,103
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	147,661
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.807% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	1,537,212	1,519,245
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	2,008,795
Loomis, Sayles & Co., CLO, “A2”, FLR, 4.187% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,489,774	1,478,292
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.261% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,546,637
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	424,589
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.868%, 12/15/2051 (i)	6,271,693	417,074
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.987% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	1,332,260	1,312,984
TICP CLO Ltd., FLR, 3.601% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	1,261,352	1,251,146
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	968,000	985,293
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	1,982,633
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	924,996
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.957%, 1/15/2052 (i)(n)	3,751,902	276,583
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.898% (LIBOR - 3mo. + 1.16%), 11/07/2025 (n)	242,954	242,839
		$22,317,234
Chemicals – 0.3%
Sherwin Williams Co., 2.75%, 6/01/2022	$1,673,000	$1,662,864
Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$541,000	$553,538
Conglomerates – 0.2%
United Technologies Corp., 3.95%, 8/16/2025	$764,000	$793,477
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$1,311,000	$1,288,322
Local Authorities – 0.2%
Philadelphia, PA, School District Rev., “A”, 5.995%, 9/01/2030	$960,000	$1,160,755
Major Banks – 0.1%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	$565,000	$567,697
Medical & Health Technology & Services – 0.5%
Montefiore Obligated Group, 5.246%, 11/01/2048	$2,012,000	$2,224,113
Mortgage-Backed – 54.0%
Fannie Mae, 5%, 4/01/2019 - 3/01/2041	$5,098,420	$5,487,405
Fannie Mae, 5.5%, 5/01/2019 - 3/01/2038	7,040,185	7,733,533
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	15,068,424	15,927,044
Fannie Mae, 4.785%, 8/01/2019	1,063,845	1,067,859
Fannie Mae, 5.05%, 8/01/2019	287,558	288,915
Fannie Mae, 4.67%, 9/01/2019	493,307	495,910
Fannie Mae, 1.99%, 10/01/2019	911,593	909,857
Fannie Mae, 4.14%, 8/01/2020	409,641	417,349
Fannie Mae, 6%, 2/01/2021 - 7/01/2037	873,191	959,412
Fannie Mae, 2.56%, 10/01/2021	225,747	225,617
Fannie Mae, 2.67%, 3/01/2022	432,958	434,032
Fannie Mae, 2.152%, 1/25/2023	1,600,000	1,576,690

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2.73%, 4/01/2023	$489,804	$492,464
Fannie Mae, 2.41%, 5/01/2023	618,154	617,225
Fannie Mae, 2.55%, 5/01/2023	531,814	533,789
Fannie Mae, 2.59%, 5/01/2023	339,265	341,039
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	25,354,420	25,824,906
Fannie Mae, 2.28%, 11/01/2026	260,729	253,616
Fannie Mae, 2.683%, 12/25/2026	1,032,000	1,011,240
Fannie Mae, 3.144%, 3/25/2028	1,276,000	1,284,353
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	725,124	818,004
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	17,230,571	17,311,715
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	34,266,636	35,566,308
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,904,315	1,854,959
Fannie Mae, TBA, 2.5%, 4/01/2028	875,000	869,779
Fannie Mae, TBA, 3%, 4/15/2034	3,075,000	3,145,028
Freddie Mac, 1.883%, 5/25/2019	1,570,364	1,567,480
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	2,421,378	2,651,520
Freddie Mac, 2.456%, 8/25/2019	840,713	838,651
Freddie Mac, 4.186%, 8/25/2019	789,794	791,216
Freddie Mac, 1.869%, 11/25/2019	2,358,812	2,345,827
Freddie Mac, 4.251%, 1/25/2020	1,449,000	1,456,759
Freddie Mac, 2.313%, 3/25/2020	1,465,164	1,459,345
Freddie Mac, 4.224%, 3/25/2020	1,841,802	1,861,837
Freddie Mac, 5%, 4/01/2020 - 6/01/2040	967,662	1,040,537
Freddie Mac, 3.808%, 8/25/2020	999,000	1,011,294
Freddie Mac, 3.034%, 10/25/2020	1,311,011	1,314,339
Freddie Mac, 2.455%, 3/25/2022	947,218	945,116
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	1,714,834	1,881,061
Freddie Mac, 2.716%, 6/25/2022	1,616,064	1,622,029
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	2,669,197	2,818,666
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,321,934
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,046,816
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,586,162
Freddie Mac, 3.3%, 4/25/2023	1,997,044	2,050,504
Freddie Mac, 3.06%, 7/25/2023	1,286,000	1,308,874
Freddie Mac, 0.881%, 4/25/2024 (i)	16,590,976	594,587
Freddie Mac, 0.609%, 7/25/2024 (i)	17,608,330	479,149
Freddie Mac, 3.064%, 8/25/2024	1,703,107	1,736,184
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,918,894
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,041,623
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,185,533
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,492,882	2,583,055
Freddie Mac, 3.01%, 7/25/2025	904,000	918,150
Freddie Mac, 2.745%, 1/25/2026	2,656,000	2,653,119
Freddie Mac, 3.224%, 3/25/2027	2,380,000	2,438,834
Freddie Mac, 0.578%, 7/25/2027 (i)	29,992,663	1,264,410
Freddie Mac, 0.436%, 8/25/2027 (i)	25,118,736	805,638
Freddie Mac, 3.187%, 9/25/2027	3,000,000	3,060,905
Freddie Mac, 0.29%, 1/25/2028 (i)	42,800,128	1,067,298
Freddie Mac, 0.302%, 1/25/2028 (i)	17,623,879	450,031
Freddie Mac, 0.134%, 2/25/2028 (i)	49,871,529	659,780
Freddie Mac, 0.119%, 4/25/2028 (i)	32,050,211	397,326
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	447,920	511,877
Freddie Mac, 3.5%, 11/01/2037 - 1/01/2047	28,867,353	29,435,573
Freddie Mac, 3%, 1/01/2038 - 11/01/2046	17,204,484	17,205,417
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	620,000	586,651
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,558,775	1,708,487
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	3,745,070	3,950,498
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	794,020	826,099
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	5,197,868	5,330,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3%, 11/20/2047 - 2/20/2048	$10,868,133	$10,917,981
Ginnie Mae, 5.87%, 4/20/2058	39,023	40,845
Ginnie Mae, 0.66%, 2/16/2059 (i)	2,238,378	133,713
		$260,269,692
Municipals – 1.1%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$4,114,000	$3,614,026
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,712,615
		$5,326,641
Other Banks & Diversified Financials – 0.6%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,492,000	$1,481,374
ING Groep N.V., 3.15%, 3/29/2022	1,606,000	1,606,797
		$3,088,171
Restaurants – 0.4%
Starbucks Corp., 3.8%, 8/15/2025	$1,651,000	$1,701,504
Supranational – 0.3%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,341,655
Tobacco – 0.3%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,283,000	$1,261,746
U.S. Government Agencies and Equivalents – 9.4%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,446,575
AID-Ukraine, 1.844%, 5/16/2019	2,527,000	2,525,812
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,130,274
Federal Home Loan Bank, 2.375%, 3/30/2020	5,500,000	5,496,643
Federal Home Loan Bank, 2.625%, 12/10/2021	4,800,000	4,841,783
Federal Home Loan Bank, 3%, 12/10/2021	20,500,000	20,860,497
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,205,000	2,202,477
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	592,324
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	769,107
Small Business Administration, 6.35%, 4/01/2021	34,826	35,375
Small Business Administration, 6.34%, 5/01/2021	45,770	46,422
Small Business Administration, 6.44%, 6/01/2021	80,111	81,705
Small Business Administration, 6.625%, 7/01/2021	77,290	78,840
Small Business Administration, 6.07%, 3/01/2022	60,166	61,662
Small Business Administration, 4.98%, 11/01/2023	105,108	108,395
Small Business Administration, 4.77%, 4/01/2024	261,695	268,410
Small Business Administration, 5.52%, 6/01/2024	111,818	116,002
Small Business Administration, 4.99%, 9/01/2024	18,597	19,244
Small Business Administration, 5.11%, 4/01/2025	163,845	168,923
Small Business Administration, 2.21%, 2/01/2033	793,039	765,971
Small Business Administration, 2.22%, 3/01/2033	1,324,030	1,280,538
Small Business Administration, 3.15%, 7/01/2033	1,285,968	1,294,437
Small Business Administration, 3.16%, 8/01/2033	688,659	693,414
Small Business Administration, 3.62%, 9/01/2033	449,974	463,889
		$45,348,719
U.S. Treasury Obligations – 25.9%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$194,928
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,368,918
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,324,303
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,414,854
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	424,360
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,662,334
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	8,663,789

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.875%, 5/15/2043	$13,519,500	$13,727,045
U.S. Treasury Bonds, 2.5%, 2/15/2045	21,059,000	19,869,495
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	2,953,235
U.S. Treasury Notes, 2.375%, 3/15/2021	7,250,000	7,262,178
U.S. Treasury Notes, 1.75%, 11/30/2021	2,400,000	2,368,969
U.S. Treasury Notes, 1.75%, 5/15/2022	6,594,000	6,497,408
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	25,869,000	26,145,879
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,446,843
U.S. Treasury Notes, 2.875%, 7/31/2025	5,161,000	5,332,765
U.S. Treasury Notes, 2%, 8/15/2025	438,000	429,873
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	2,853,813
U.S. Treasury Notes, 2%, 11/15/2026	5,700,000	5,561,285
U.S. Treasury Notes, 2.875%, 5/15/2028	6,000,000	6,232,266
		$124,734,540
Utilities - Electric Power – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$1,492,148
Total Bonds		$475,132,816
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.48% (v)	7,331,056	$7,331,055

Other Assets, Less Liabilities – (0.1)%		(674,420)
Net Assets – 100.0%		$481,789,451
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,331,055 and $475,132,816, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,257,901, representing 3.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	35	$7,458,281	June – 2019	$23,666
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	34	$5,088,312	June – 2019	$(127,625)
At March 31, 2019, the fund had liquid securities with an aggregate value of $92,984 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$170,083,259	$—	$170,083,259
Non-U.S. Sovereign Debt	—	1,341,655	—	1,341,655
Municipal Bonds	—	6,487,396	—	6,487,396
U.S. Corporate Bonds	—	6,935,495	—	6,935,495
Residential Mortgage-Backed Securities	—	260,269,692	—	260,269,692
Commercial Mortgage-Backed Securities	—	10,165,457	—	10,165,457
Asset-Backed Securities (including CDOs)	—	12,151,777	—	12,151,777
Foreign Bonds	—	7,698,085	—	7,698,085
Mutual Funds	7,331,055	—	—	7,331,055
Total	$7,331,055	$475,132,816	$—	$482,463,871
Other Financial Instruments
Futures Contracts - Assets	$23,666	$—	$—	$23,666
Futures Contracts - Liabilities	(127,625)	—	—	(127,625)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,675	40,560,770	(33,256,389)	7,331,056
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(425)	$708	$—	$22,170	$7,331,055